Empower Core Strategies International Equity Fund Investment Strategy - Empower Core Strategies International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to countries other than the U.S., including those in emerging markets. The Fund may have significant investments in a single country, a limited number of countries, or a particular geographic region. The Fund may have exposure to non-U.S. securities across any market capitalization and style, and may also focus its investments in certain sectors, such as the financial sector.The issuer of a security or other investment is generally deemed to be economically tied to a particular country other than the U.S. if: (1) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (2) the issuer is organized under the laws of that country; (3) the issuer maintains a principal office in that country; (4) the issuer has its principal securities trading market in that country; (5) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (6) the issuer has 50% or more of its assets in that country; or (7) the issuer is included in an index that is representative of that country.Equity securities include common stock and other investment instruments such as depositary receipts and exchange-traded funds (“ETFs”) that track the return of a broad-based international securities index. The Fund may also invest in derivatives, including but not limited to futures contracts and forward foreign currency contracts.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by three sub-advisers: Keyridge Asset Management Limited (“Keyridge”), formerly known as Irish Life Investment Managers Limited; Lazard Asset Management LLC (“Lazard”); and LSV Asset Management (“LSV”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •Keyridge utilizes a passive investment strategy designed to track, as closely as possible, the performance of the MSCI EAFE Index by investing in the common stocks of each company in the MSCI EAFE Index in approximately the same proportion as their weighting in the MSCI EAFE Index.•Lazard invests primarily in equity securities of what it considers to be quality growth businesses that can generate and sustain high levels of financial productivity and grow profits and cash flows by investing back into their businesses at similarly high rates of financial productivity. Lazard generally focuses on investing in securities of companies with a market capitalization of $3 billion or more. •LSV generally focuses on investing in securities of companies that it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in price and increase in earnings. LSV uses a quantitative investment model to make investment decisions, ranking securities based on fundamental measures of value and indicators of near-term recovery.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to Keyridge, a 25% allocation of the Fund’s assets to Lazard, and a 25% allocation of the Fund’s assets to LSV. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.